Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

On January 24, 2019, Shenzhen JustDo Display Technology Co., Ltd. ("Shenzhen JustDo") initiated an arbitration proceeding against BDL, claiming that BDL's failure of payment for goods in 2018 constituted a breach of a purchase contract entered into by and between Shenzhen JustDo and BDL. Shenzhen JustDo assessed its claim at RMB513,684 ($74,712), plus interest since August 1, 2018. On February 21, 2019, BDL submitted a statement of defense, claiming that JustDo's delay in delivery of goods constituted a breach of the purchase agreement, and the amount of purchase price payable to JustDo shall be determined according to the quantity of goods received. The Company believes the amount of purchase price payable to JustDo should be RMB235,524($34,245), and intend to continue to vigorously defend this proceeding.

As of December 31, 2018, the Company had recognized an account payable to Shenzhen JustDo of RMB 250,252 ($36,387).

On February 2, 2019, March 7, 2019 and April 8, 2019, the Company borrowed an aggregate unsecured amount of RMB1.17 million ($0.18 million) from HLI for a term of twelve months, with a fixed annual interest rate 8%.

On February 3, 2019, pursuant to a loan agreement the Company granted an unsecured loan of $0.06 million to DGHKT for a term of twelve months, with a fixed annual interest rate 3.5%.